FAIR VALUE MEASUREMENTS - Additional information (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Cash	$ 1,525,518	$ 0
Money Market Funds
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Cash	$ 345,006,396